Loans from Banks and Others (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2011 Short Term Bank Credit One [Member]	Dec. 31, 2011 Short Term Bank Credit One [Member]	Dec. 31, 2012 Multiple Unrelated Banks [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 5,000
Stated interest rate			3.25%
Maturity date			May 31, 2012
Stock issued to lenders as consideration			169,000
Lock-up period			90 days
Debt discount			1,000	300
Less - current portion	(217)	(1,993)
Short-term bank credit (Note 8)	217	6,983
Long-term debt	498	5,938
Restricted cash		3,428
Debt instrument covenant, minimum shareholder's equity ratio to total assets					40.00%
Debt instrument covenant, minimum amount of shareholders' equity					13,000
Debt instrument convenant, minimum tangible shareholders' equity amount					4,000
Debt instrument covenant, minimum balance for cash and cash equivalents					2,000
Debt instrument covenant, minimum rolling 4 quarter EBITDA					1,000
Debt instrument covenant, maximum debt ratio					30.00%
Debt instrument covenant, maximum bank quick ratio					40.00%
Debt instrument covenant, maximum balance of sold receivables					$ 3,000